Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not time the grant of equity awards in coordination with the release of material, nonpublic information. In addition, we do not time the release of material nonpublic information for the purpose of affecting the value of equity awards or other compensation payable to our employees or Board members.
Award Timing Method

Equity Grant Timing. While we do not have a formal written policy with respect to the timing of the grant of equity awards in relation to the disclosure of material nonpublic information, our equity awards are generally granted on fixed dates determined in advance. In particular, it is our practice to approve equity awards to all employees eligible to receive equity awards on a semi-annual basis as described above at regularly scheduled meetings of the Compensation Committee, which occurred in 2025 during March and September. In addition, in certain instances, the Compensation Committee may approve the grant of equity awards outside of our regular semi-annual grant cycle for new hires, promotions, recognition, retention or other purposes, which occurred with respect to our Named Executive Officers in February and December 2025 as described above.

We do not time the grant of equity awards in coordination with the release of material, nonpublic information. In addition, we do not time the release of material nonpublic information for the purpose of affecting the value of equity awards or other compensation payable to our employees or Board members.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false